Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Percentage of total income taxes paid	5.00%
Accounts receivable credit loss	$ 2,957,829	$ 1,642,216
Allowance amount	$ 142,722	91,707
Salvage value	5.00%
Impairment of long-live assets
Operating lease	120,918	368,687
Operating lease liability	$ 123,645	372,103
Margin percentage	0.05%
Percentage of rate company	4.25%
Impairment loss		132,444
Comprehensive income amount	$ 3,055,660	2,630,799	1,510,101
Percentage of general reserve	10.00%
Percentage of Capital	50.00%
Government Grants [Member]
Summary of Significant Accounting Policies [Line Items]
Comprehensive income amount	$ 135,137	$ 16,743	$ 18,035
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment	10.00%
Percentage of finished goods	40.00%
Warrant period	2 years
Minimum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period	2 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment	20.00%
Percentage of finished goods	50.00%
Warrant period	5 years
Maximum [Member] | Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrant period	5 years
Software Product [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment	10.00%
Software Product [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of prepayment	40.00%